Allowance for trade and other receivables	12 Months Ended
Mar. 31, 2018
Trades and other receivables [Member]
Allowance for trade and other receivables
5.	Allowance for trade and other receivables

Change in the allowances for trade and other receivables are as follows:

	Year ended March 31,
	2018		2018	2017	2016
	(In millions)
Balance at the beginning	US$	232.8	Rs.15,170.3	Rs.14,460.4	Rs. 8,727.8
Allowances made during the year		2.2	145.7	1,706.0	6,719.1
Written off		(7.0)	(454.9)	(1,340.3)	(889.3)
Foreign exchange translation differences		0.7	45.6	344.2	(97.2)
Assets classified as held for sale		(2.0)	(130.5)	—	—

Balance at the end	US$	226.7	Rs.14,776.2	Rs.15,170.3	Rs.14,460.4